ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value
Property and equipment, net	4
Technology	12,483
Customer Relationship	4,243
Deferred Taxes	(2,253)
Goodwill	23,361
Net assets acquired	$37,838

Schedule of pro forma information

The following table represents the pro-forma (unaudited) condensed consolidated statements of operations as if the acquisition completed during the year ended December 31, 2019 and the six months ended June 30, 2020 (unaudited), had been included in the condensed consolidated statements of operations of the Company for the six months ended June 30, 2020 (unaudited) and 2019 (unaudited):

	Six months ended
	June 30,
	2020	2019
	(Unaudited)	(Unaudited)

Revenues	$127,399	$132,483
Net Income (Loss)	$(1,385)	$409